Qualitative and Quantitative Information on Financial Risks - Summary of Aging of Trade Receivables (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 886,443	€ 997,689	€ 867,394
Loss allowance		(6,643)	(8,717)	€ (5,635)
>180 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		180
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 168,637	160,360	138,829
Credit risk [member] | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		160,360	138,829
Loss allowance		(6,643)	(8,717)
Credit risk [member] | Trade receivables | Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		167,003	147,546
Credit risk [member] | Trade receivables | Not yet due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		135,073	106,110
Loss allowance		(1,575)	(549)
Credit risk [member] | Trade receivables | Not yet due | Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		136,648	106,659
Credit risk [member] | Trade receivables | 0-90 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		21,261	21,296
Loss allowance		(696)	(1,876)
Credit risk [member] | Trade receivables | 0-90 days overdue | Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		21,957	23,172
Credit risk [member] | Trade receivables | 90-180 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		4,026	2,029
Loss allowance		(992)	(480)
Credit risk [member] | Trade receivables | 90-180 days overdue | Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		5,018	2,509
Credit risk [member] | Trade receivables | >180 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		0	9,394
Loss allowance		(3,380)	(5,812)
Credit risk [member] | Trade receivables | >180 days overdue | Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		€ 3,380	€ 15,206